Principal Accounting Policies - Schedule of Observable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Investment Holdings [Line Items]
Short-term investments	¥ 1,353,670	$ 207,459	¥ 1,305,386
Long-term investments	78,325	12,004	994,922
Fair Value, Inputs, Level 2 [Member]
Investment Holdings [Line Items]
Short-term investments	1,223,547	187,517	1,113,536
Long-term investments	¥ 6,819	$ 1,045	¥ 282,995